Mortgage Payable - Schedule of Incremental Borrowing Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mortgage Payable - Schedule of Incremental Borrowing Rate (Details) [Line Items]
Balance, beginning of period	$ 389,064	$ 877,127
Interest	11,436	45,937
Payments	(400,500)	(534,000)
Balance, end of period		389,064
Current portion		389,064
Non-current portion
Total mortgage payable		$ 389,064